Investments in subsidiary undertakings, joint ventures and associates - Reconciliation of carrying amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of carrying amount
Carrying amount of the Group's interest in the joint venture (50%)	$ 2,183
CPL
Reconciliation of carrying amount
Total net assets	2,714	$ 2,266
Proportion owned by the joint venture partner (50%)	$ 1,357	$ 1,133
Interest in joint ventures held by partner (as a percent)	50.00%	50.00%
Carrying amount of the Group's interest in the joint venture (50%)	$ 1,357	$ 1,133
Interest in joint ventures (as a percent)	50.00%	50.00%
Dividends received	$ 57	$ 38